Stockholders' Equity	12 Months Ended
Dec. 31, 2019
Stockholders' Equity [Abstract]
Stockholders' Equity
Note 12:	Stockholders’ Equity

As of December 31, 2019 and 2018, 1,000,000,000 shares of voting common stock were authorized. Shares of common stock outstanding were 205,065,744 and 198,169,855 as of December 31, 2019 and 2018, respectively. The Company is governed by the General Corporation Law of the State of Delaware.  All authorized shares of voting common stock have a par value of $0.01.  Shares of common stock reacquired are considered issued and reported as Treasury shares.